Gulf of Mexico oil spill - Summary of Movement in Provision (Details) - Litigation and claims - Gulf of Mexico Oil Spill - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 2,231	$ 2,580
Net increase in provision	411	476
Reclassified to other payables	(1,816)	(1,875)
Utilization	(401)	(756)
Ending balance, provisions	$ 425	$ 425